Debt and Lease Liabilities - Maturities of Debt (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	$ 3,438,530	$ 87,175,965
Unamortized Finance Costs		1,181,825	$ 1,259,017
2026
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		3,736,982
2027
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		4,500,000
Unamortized Finance Costs		5,982
2029
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		10,000,000
Unamortized Finance Costs		54,907
2032
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		5,404,950
Unamortized Finance Costs		31,109
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		63,534,033
Unamortized Finance Costs		$ 1,089,827